Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Employee Benefits [Line Items]
Current service cost	$ 2.8	$ 2.8
Past service cost	1.6	0.0
Net interest cost	4.5	4.5
Components recognized in consolidated statements of income	$ 8.9	$ 7.3